Pension and Postretirement Benefits: Schedule of pension obligation, current and net of current (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of pension obligation, current and net of current:
Schedule of pension obligation, current and net of current
	December 31, 2011	December 31, 2010
Pension obligation, current portion	20,702	33,337
Pension obligation, net of current portion	100,880	114,197
Total pension obligation	121,582	147,534